accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
accounts payable and accrued liabilities
Accrued liabilities	$ 1,283	$ 1,251
Payroll and other employee-related liabilities	510	545
Restricted share units liability	49	18
Total	1,842	1,814
Trade accounts payable	987	855
Interest payable	173	173
Indirect taxes payable and other	108	126
Total	$ 3,110	$ 2,968